Stockholders' Equity - Rescission Transactions (Details)	Dec. 31, 2018 shares
Class A Common Stock
Class of Stock [Line Items]
Number of shares subject to rescission agreement (in shares)	605,390
Number of shares called upon rescission (in shares)	605,390
LLC Units
Class of Stock [Line Items]
Number of shares issued upon rescission (in shares)	605,390
Class B Common Stock
Class of Stock [Line Items]
Number of shares issued upon rescission (in shares)	455,217
Class C Common Stock
Class of Stock [Line Items]
Number of shares issued upon rescission (in shares)	150,173